12. Related parties	12 Months Ended
Dec. 31, 2018
Related Parties
Related parties

12.1.Management compensation

The expenses related to management compensation (officers appointed pursuant to the Bylaws including members of the Board of Directors and their advisory committees) for the years ended December 31, 2018, 2017 and 2016, were as follows:

(In thousands of Brazilian reais)

	Base salary			Variable compensation			Stock option plan			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Board of directors (*)	12,256	5,797	7,128	-	-	-	-	-	-	12,256	5,797	7,128
Executive officers	42,695	31,408	26,035	15,083	26,813	16,684	29,267	24,405	22,545	87,045	82,626	65,264
Fiscal Council	228	456	-	-	-	-	-	-	-	228	456	-
	55,179	37,661	33,163	15,083	26,813	16,684	29,267	24,405	22,545	99,529	88,879	73,392
% share-based payment over the total							29.4%	27.5%	31.1%

(*) Including the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).

12.2.Balances and transactions with related parties

	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2016

Controlling shareholders
Casino (i)	15	-	-	-	2	1	1	4	(64)	(48)	(64)
Euris (i)	-	-	-	-	-	-	-	-	(2)	(3)	(4)
Éxito (ii)	-	-	-	-	-	-	-	-	(1)	(1)	-
Helicco Participações(i)	-	-	-	-	-	-	3	-	(7)	-	(1)
Associates
FIC (iii)	58	170	33	24	31	22	-	-	152	84	55
Other related parties
Greenyellow (iv)	-	-	-	-	-	-	141	149	(39)	(58)	(26)
Others	-	-	1	1	-	-	-		-	-	(3)
Total	73	170	34	25	33	23	145	153	39	(26)	(43)

Transactions with related parties refer mainly to transactions between the Group and other related entities and were substantially carried on at the prices, terms and conditions agreed between the parties. The main transactions are:

(i)      Casino: “Cost Sharing Agreement”: Agreement signed between the Company, Helicco Participações Ltda., Foncière Euris and Casino, Guichard-Perrachon S.A. (“Casino”) in August 10, 2014, to set the reimbursement rules for the Group of incurred expenses by the Casino Group companies related to activities involving transfer of “know-how” to the Group to support its development.

Insurance: Service agreements entered into between the Group and Casino for intermediation and negotiation of renewals of certain insurance policies.

“Agency Agreement”: Signed between the Company, Sendas Distribuidora S.A and Groupe Casino Limited on July, 25 2016 to set the rules for the “global sourcing” (prospecting global suppliers and intermediating the purchases) providedby Casino and reimbursement to be made by Casino to recoup lower profit margins as a result of giving discount to certain products.

 “Cost Reimbursement Agreement”: Signed between the Company and Casino, Guichard-Perrachon S.A. on July, 25 2016 to set the reimbursement rules of French employees expenses related to the French social contributions paid by Casino in France.

Agency Agreement: Entered into between the Company, Sendas Distribuidora S.A. and Casino International S.A. on December 20, 2004, as amended, to represent the Company in the commercial negotiation of products to be acquired from international suppliers.

(ii)     Éxito and subsidiaries: “Agreement on Establishment of Business Relations”: Signed between the Company, Sendas, Éxito and its subsidiaries on July 27, 2016 to set the rules of prospection of suppliers in each home country in order to establish new commercial relationships.

License agreements for the use of trademarks and copyrights involved in the production, advertising, promotion, marketing and distribution of textile products and accessories for female public (Bronzini and Arkitect brands) by Distribuidora de Textiles y Confecciones SA (Didetexto), controlled by Exito.

(iii)    FIC: Commercial contracts to set the rules for promotion and sale of financing services provided by FIC at the Company stores for implementation the financing partnership between the Company and Itaú Unibanco S.A. established in the association agreement between the parties: (i) bank correspondent; (ii) indemnification agreement that FIC is committed to keep the Company free of losses in performing FIC’s services; and FIC and Company are committed, with each other, to compensate for contingences; and (iii) agreement for sharing information and allow access in the systems for offering services.

(iv)    Greenyellow: Agreement to set the rules for equipment installation and energy efficiency services provided by Greenyellow on May 8, 2015, for the retail food segment of the Company. Agreement entered into with Sendas to set the rules of the rental and maintenance of photovoltaic system equipment by Greenyellow at Sendas stores.

Related party transactions relating to "held for sale and discontinued operations":

(v)     Via Varejo: “Acordo de Associação” (Shareholders’ Agreement) signed between the Company, Klein family (non-controlling shareholders), Via Varejo and Casas Bahia, on December 4, 2009, as amended, on July 1, 2010 which establishes: (i) integration between retail sectors of durable goods and e-commerce (“transaction”) and (ii) that the Company is committed to indemnify Via Varejo as a result of legal demands prior to June 30, 2010. On July 4, 2017, the same parties entered into an Association Agreement, including liability for loss and damages incurred up to November 8, 2016 and the guarantee provided by the Company in the agreements entered into between the Company and the Klein family. On October 24, 2018, the Company amended the agreement aimed to improve the established criteria and enable the settlement of outstanding balances presented by each party. As a result of the application of the new criteria, Via Varejo recognized an expense of R$82.

Operational Agreement entered into between the Company and Via Varejo on August 8, 2016 to establish integration between e-commerce and physical stores of the "Extra" brand. The Company must pay to Via Varejo fixed remuneration rates for the joint purchase of common items from suppliers and Via Varejo must pay to the Company fixed remuneration rates for  the delivery at the Company's physical stores of products acquired by consumers via websites of the brands "Extra", "Ponto Frio" and "Casas Bahia".

Warranty instruments that establish the compensation by the Company for granting a corporate warranty of (i) Via Varejo and Cnova Brasil of financial, commercial and leasing contracts (limit of guarantees up to R$ 800 million); and (ii) Via Varejo and its subsidiaries in (a) counter-guarantee contracts with insurers to issue insurance-guarantee policies and (b) guarantee instruments with financial institutions to issue letters of guarantee (limit of guarantees up to R$ 1,2 billion).

Term of acceptance to the agreement to provide and employees’ multi-benefit cards: Employees benefit cards sold by the Company to Via Varejo (signed on August 14, 2017), in order to the Via Varejo’s employees have access to buy products at stores with this card.

Reciprocal rental and sublease of real estate properties between the Company and Via Varejo, for store location, administrative office or distribution center sharing.

Reimbursement of expenses by Cnova to the Company for the costs and expenses related to legal and administrative claims filed against Cnova paid by the Company.

Private Instrument of Agreement for Sharing of Expenses entered into by the Company, Via Varejo, Cnova and Sendas on December 15, 2016 to establish the criteria to allocate expenses related to the use of the shared services center.

In 2018, Via Varejo has accounts payable related to purchase of operating right of some insurances with FIC R$2; and a receivable from Casas Bahia Comercial R$48, due to mainly assets indemnity and R$6 to pay Greenyellow's energy efficiency contract. In the statement of operations of Via Varejo, it reported expenses with FIC of R$(8), expenses with Casas Bahia Comercial R$311 and expenses with Greenyellow of R$2. Theses transactions and balances are recorded in the line “assets held for sale and discontinued operations”.